OTHER INCOME (LOSS), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER INCOME (LOSS), NET
Loss from disposal of property, plant and equipment	$ (25)	$ (248)	$ (26)
Reimbursement from ADS depositary bank		527	446
Gain from extinguishment of amounts due to original shareholders of acquired subsidiaries	462
Others	70	(613)	(254)
Other income (loss), net	507	(334)	166
Jinling
Other Income (Loss), Net
Extinguishment of amounts due to original shareholders	$ 462